SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

             Post-Effective Amendment No.   7   (File No. 333-03867)        [x]
                                          -----

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No.   8   (File No. 811-07623)                [x]
                                  -----

                        (Check appropriate box or boxes)

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
--------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, Albany NY                                    12203
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
--------------------------------------------------------------------------------

       Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It  is proposed that this filing will become effective (check appropriate box)
   [ ]  immediately  upon  filing  pursuant to  paragraph (b) of Rule 485

   [x] on May 1,  2003  pursuant to paragraph (b) of Rule 485

   [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

   [ ] on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2003


IDS LIFE OF NEW YORK


FLEXIBLE PORTFOLIO ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY


ISSUED BY: IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)


          20 Madison Avenue Extension
          Albany, NY 12203
          Telephone: (800) 541-2251
          americanexpress.com


          IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

NEW FLEXIBLE PORTFOLIO ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


This prospectus contains information that you should know before investing. Prospectuses are also available for:

- American Express(R) Variable Portfolio Funds

- AIM Variable Insurance Funds

- American Century(R) Variable Portfolios, Inc.


- Credit Suisse Trust

- Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 1


- Putnam Variable Trust - Class IA Shares

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life of New York at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. IDS Life of New York has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY-- PROSPECTUS

TABLE OF CONTENTS

KEY TERMS                                                                     3
THE CONTRACT IN BRIEF                                                         4
EXPENSE SUMMARY                                                               5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                   8
FINANCIAL STATEMENTS                                                         10
PERFORMANCE INFORMATION                                                      10
THE VARIABLE ACCOUNT AND THE FUNDS                                           11
THE FIXED ACCOUNT                                                            13
BUYING YOUR CONTRACT                                                         13
CHARGES                                                                      15
VALUING YOUR INVESTMENT                                                      16
MAKING THE MOST OF YOUR CONTRACT                                             17
SURRENDERS                                                                   19
TSA -- SPECIAL SURRENDER PROVISIONS                                          20
CHANGING OWNERSHIP                                                           20
BENEFITS IN CASE OF DEATH                                                    20
THE ANNUITY PAYOUT PERIOD                                                    21
TAXES                                                                        23
VOTING RIGHTS                                                                25
SUBSTITUTION OF INVESTMENTS                                                  25
ABOUT THE SERVICE PROVIDERS                                                  26
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                                        27


          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


IDS LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and trusteed plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value.


Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of your purchase payments.


ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 11)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 13)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. 13)


MINIMUM ALLOWABLE PURCHASE PAYMENTS
   If paying by installments under a scheduled payment plan:
      $50 per month
      $23.08 biweekly

   If paying by any other method:
      $50

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS
      $100,000 for issue ages up to 85
      $50,000 for issue ages 86 to 90


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 18)

SURRENDERS: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 19)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 20)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 20)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 21)

TAXES: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 23)


CHARGES: We assess certain charges in connection with your contract:

- $30 annual contract administrative charge;

- 1.25% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- surrender charge; and

- the operating expenses of the funds in which the subaccounts invest.

          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE
(Contingent deferred sales load as a percentage of purchase payments surrendered)



                              CONTRACT YEAR                   SURRENDER CHARGE PERCENTAGE
                                  1-3                                       7%
                                    4                                       6
                                    5                                       5
                                    6                                       4
                                    7                                       3
                                    8                                       2
                                    Thereafter                              0



A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p. 15 and "The Annuity Payout Period -- Annuity Payout Plans" p. 21).

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                              $ 30


(We will waive this charge when your contract value is $25,000 or more on the current contract anniversary.)


ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average subaccount value)



MORTALITY AND EXPENSE RISK FEE                                                     1.25%


          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES OF THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                                        MINIMUM           MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements               .63%             1.58%



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                   MANAGEMENT      12b-1         OTHER      GROSS TOTAL
                                                                      FEES          FEES        EXPENSES   ANNUAL EXPENSES
AXP(R) Variable Portfolio -
      Bond Fund                                                       .60%          .13%          .07%          .80%(1)
      Capital Resource Fund                                           .62           .13           .05           .80(1)
      Cash Management Fund                                            .51           .13           .05           .69(1)
      Extra Income Fund                                               .62           .13           .08           .83(1)
      Global Bond Fund                                                .84           .13           .11          1.08(1)
      International Fund                                              .84           .13           .10          1.07(1)
      Managed Fund                                                    .60           .13           .04           .77(1)
      NEW DIMENSIONS FUND(R)                                          .61           .13           .05           .79(1)
      Strategy Aggressive Fund                                        .62           .13           .06           .81(1)
AIM V.I
      Core Equity Fund, Series I Shares                               .61            --           .17           .78(2)
American Century(R) Variable Portfolios, Inc.
      VP Value, Class I                                               .95            --            --           .95(3)
Credit Suisse Trust -
      Small Cap Growth Portfolio                                      .90            --           .24          1.14(4)
FTVIPT
      Templeton Developing Markets Securities Fund - Class 1         1.25            --           .33          1.58(5)
Putnam Variable Trust
      Putnam VT New Opportunities Fund - Class IA Shares              .57            --           .06           .63(4)



We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to these funds.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Annualized operating expenses of funds at Dec. 31, 2002. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(5) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.


          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on this assumption, your costs would be:



                                                                                          IF YOU DO NOT SURRENDER YOUR CONTRACT
                                            IF YOU SURRENDER YOUR CONTRACT               OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                       AT THE END OF THE APPLICABLE TIME PERIOD:        AT THE END OF THE APPLICABLE TIME PERIOD:
                                        1 YEAR     3 YEARS    5 YEARS     10 YEARS       1 YEAR   3 YEARS    5 YEARS    10 YEARS
                                       $ 997.25  $ 1,609.95  $ 2,047.75  $ 3,258.90     $ 297.25  $ 909.95  $ 1,547.75  $ 3,258.90



MINIMUM EXPENSES. This example assumes the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on this assumption, your costs would be:



                                                                                          IF YOU DO NOT SURRENDER YOUR CONTRACT
                                            IF YOU SURRENDER YOUR CONTRACT               OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                       AT THE END OF THE APPLICABLE TIME PERIOD:        AT THE END OF THE APPLICABLE TIME PERIOD:
                                        1 YEAR     3 YEARS    5 YEARS     10 YEARS       1 YEAR   3 YEARS    5 YEARS    10 YEARS
                                       $ 899.88  $ 1,317.80  $ 1,561.19  $ 2,291.47     $ 199.88  $ 617.80  $ 1,061.19  $ 2,291.47



* In these examples, the $30 contract administrative charge is approximated as a .070% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.


          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.



YEAR ENDED DEC. 31,                                      2002       2001       2000       1999       1998       1997      1996(1)
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GS (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period         $   1.22   $   1.15   $   1.11   $   1.10   $   1.10   $   1.02   $   1.00
Accumulation unit value at end of period               $   1.28   $   1.22   $   1.15   $   1.11   $   1.10   $   1.10   $   1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                            23,066     18,711     14,034     14,623     12,781      6,445      1,283
Ratio of operating expense to average net assets           1.25%      1.25%      1.25%      1.25%      1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GC (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period         $   1.23   $   1.52   $   1.87   $   1.53   $   1.25   $   1.02   $   1.00
Accumulation unit value at end of period               $   0.95   $   1.23   $   1.52   $   1.87   $   1.53   $   1.25   $   1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                             7,806      9,549     10,146      9,411      8,043      3,726        655
Ratio of operating expense to average net assets           1.25%      1.25%      1.25%      1.25%      1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GM (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period         $   1.20   $   1.18   $   1.12   $   1.09   $   1.05   $   1.01   $   1.00
Accumulation unit value at end of period               $   1.20   $   1.20   $   1.18   $   1.12   $   1.09   $   1.05   $   1.01
Number of accumulation units outstanding at
  end of period (000 omitted)                             9,042     11,655     10,281     15,459     13,925     10,767      2,865
Ratio of operating expense to average net assets           1.25%      1.25%      1.25%      1.25%      1.25%      1.25%      1.25%
Simple yield(2)                                           (0.48%)     0.34%      4.65%      4.72%      3.45%      3.92%      3.63%
Compound yield(2)                                         (0.48%)     0.34%      4.76%      4.83%      3.51%      3.99%      3.69%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GV (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period         $   1.05   $   1.01   $   1.13   $   1.08   $   1.14   $   1.02   $   1.00
Accumulation unit value at end of period               $   0.97   $   1.05   $   1.01   $   1.13   $   1.08   $   1.14   $   1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                            17,091     18,351     19,728     20,760     18,025      8,904      1,917
Ratio of operating expense to average net assets           1.25%      1.25%      1.25%      1.25%      1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GY (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period         $   1.08   $   1.08   $   1.06   $   1.12   $   1.05   $   1.03   $   1.00
Accumulation unit value at end of period               $   1.23   $   1.08   $   1.08   $   1.06   $   1.12   $   1.05   $   1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                             5,881      5,194      5,749      6,453      6,569      3,672        592
Ratio of operating expense to average net assets           1.25%      1.25%      1.25%      1.25%      1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GI (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period         $   0.89   $   1.27   $   1.71   $   1.19   $   1.04   $   1.02   $   1.00
Accumulation unit value at end of period               $   0.72   $   0.89   $   1.27   $   1.71   $   1.19   $   1.04   $   1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                            12,909     15,215     15,966     11,815      8,834      4,751        712
Ratio of operating expense to average net assets           1.25%      1.25%      1.25%      1.25%      1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GD (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period         $   1.36   $   1.54   $   1.59   $   1.40   $   1.23   $   1.04   $   1.00
Accumulation unit value at end of period               $   1.17   $   1.36   $   1.54   $   1.59   $   1.40   $   1.23   $   1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                            19,240     22,180     22,856     20,778     15,915      8,589      1,301
Ratio of operating expense to average net assets           1.25%      1.25%      1.25%      1.25%      1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GG (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period         $   1.53   $   1.86   $   2.07   $   1.59   $   1.25   $   1.02   $   1.00
Accumulation unit value at end of period               $   1.18   $   1.53   $   1.86   $   2.07   $   1.59   $   1.25   $   1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                            51,686     57,868     58,265     50,111     34,907     19,979      3,667
Ratio of operating expense to average net assets           1.25%      1.25%      1.25%      1.25%      1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GA (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period         $   1.02   $   1.54   $   1.93   $   1.14   $   1.13   $   1.01   $   1.00
Accumulation unit value at end of period               $   0.69   $   1.02   $   1.54   $   1.93   $   1.14   $   1.13   $   1.01
Number of accumulation units outstanding at
  end of period (000 omitted)                            10,599     11,937     12,271      8,440      6,966      4,737      1,005
Ration of operating expense to average net assets          1.25%      1.25%      1.25%      1.25%      1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GW (INVESTING IN SHARES OF AIM V.I. CORE EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period         $   1.39   $   1.82   $   2.16   $   1.63   $   1.29   $   1.04   $   1.00
Accumulation unit value at end of period               $   1.16   $   1.39   $   1.82   $   2.16   $   1.63   $   1.29   $   1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                            31,745     37,846     38,135     31,857     20,655     10,124      1,386
Ratio of operating expense to average net assets           1.25%      1.25%      1.25%      1.25%      1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------

          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                      2002       2001       2000       1999       1998       1997     1996 (1)
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GP (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS I)
Accumulation unit value at beginning of period         $   1.75   $   1.57   $   1.34   $   1.37   $   1.32   $   1.06   $   1.00
Accumulation unit value at end of period               $   1.51   $   1.75   $   1.57   $   1.34   $   1.37   $   1.32   $   1.06
Number of accumulation units outstanding at
  end of period (000 omitted)                            17,011     14,754     12,376     12,319     10,672      5,589        806
Ratio of operating expense to average net assets           1.25%      1.25%      1.25%      1.25%      1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GT (INVESTING IN SHARES OF CREDIT SUISSE TRUST - SMALL CAP GROWTH PORTFOLIO)
Accumulation unit value at beginning of period         $   1.21   $   1.46   $   1.80   $   1.08   $   1.12   $   0.98   $   1.00
Accumulation unit value at end of period               $   0.79   $   1.21   $   1.46   $   1.80   $   1.08   $   1.12   $   0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                            26,573     27,790     28,036     23,987     20,851     11,690      1,781
Ratio of operating expense to average net assets           1.25%      1.25%      1.25%      1.25%      1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GK (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 1)
Accumulation unit value at beginning of period         $   0.51   $   0.56   $   0.83   $   0.55   $   0.70   $   1.00   $   1.00
Accumulation unit value at end of period               $   0.50   $   0.51   $   0.56   $   0.83   $   0.55   $   0.70   $   1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                            19,145     20,288     22,228     20,689     18,648     10,950      1,399
Ratio of operating expense to average net assets           1.25%      1.25%      1.25%      1.25%      1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT GN (INVESTING IN SHARES OF PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period         $   1.18   $   1.71   $   2.34   $   1.40   $   1.14   $   0.93   $   1.00
Accumulation unit value at end of period               $   0.81   $   1.18   $   1.71   $   2.34   $   1.40   $   1.14   $   0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                            29,597     36,668     38,033     31,003     22,107     12,772      2,682
Ratio of operating expense to average net assets           1.25%      1.25%      1.25%      1.25%      1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------



(1) Operations commenced on Oct. 8, 1996.

(2) Net of annual contract administrative charge and mortality and expense risk fee.


          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY-- PROSPECTUS

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.


PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

- contract administrative charge,

- mortality and expense risk fee, and

- surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:



SUBACCOUNT     INVESTING IN                         INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
GS             AXP(R) Variable Portfolio -          Objective: high level of current income     IDS Life Insurance Company
               Bond Fund                            while conserving the value of the           (IDS Life), adviser; American
                                                    investment and continuing a high level      Express Financial Corporation
                                                    of income for the longest time period.      (AEFC), subadviser.
               (effective 6-27-03 AXP(R)            Invests primarily in bonds and other
               Variable Portfolio - Bond Fund       debt obligations.
               will change to AXP(R) Variable
               Portfolio - Diversified Bond Fund)

GC             AXP(R) Variable Portfolio -          Objective: capital appreciation. Invests    IDS Life, adviser; AEFC,
               Capital Resource Fund                primarily in U.S. common stocks and         subadviser.
                                                    other securities convertible into common
                                                    stocks.

GM             AXP(R) Variable Portfolio -          Objective: maximum current income           IDS Life, adviser; AEFC,
               Cash Management Fund                 consistent with liquidity and stability     subadviser.
                                                    of principal. Invests primarily in money
                                                    market securities.

GV             AXP(R) Variable Portfolio -          Objective: high current income, with        IDS Life, adviser; AEFC,
               Extra Income Fund                    capital growth as a secondary objective.    subadviser.
                                                    Invests primarily in high-yielding,
                                                    high-risk corporate bonds (junk bonds)
               (effective 6-27-03 AXP(R)            issued by U.S. and foreign companies and
               Variable Portfolio - Extra           governments.
               Income Fund will change to AXP(R)
               Variable Portfolio - High Yield
               Bond Fund)

GY             AXP(R) Variable Portfolio -          Objective: high total return through        IDS Life, adviser; AEFC,
               Global Bond Fund                     income and growth of capital.               subadviser.
                                                    Non-diversified mutual fund that invests
                                                    primarily in debt obligations of U.S.
                                                    and foreign issuers.

GI             AXP(R) Variable Portfolio -          Objective: capital appreciation. Invests    IDS Life, adviser; AEFC,
               International Fund                   primarily in common stocks or               subadviser; American Express
                                                    convertible securities of foreign           Asset Management
                                                    issuers that offer strong growth            International, Inc., a
                                                    potential.                                  wholly-owned subsidiary of
                                                                                                AEFC, subadviser.

GD             AXP(R) Variable Portfolio -          Objective: maximum total investment         IDS Life, adviser; AEFC,
               Managed Fund                         return through a combination of capital     subadviser.
                                                    growth and current income.
                                                    Invests primarily in a combination of
                                                    common and preferred stocks,
                                                    convertible securities, bonds and
                                                    other debt securities.

GG             AXP(R) Variable Portfolio -          Objective: long-term growth of capital.     IDS Life, adviser; AEFC,
               NEW DIMENSIONS FUND(R)               Invests primarily in common stocks          subadviser.
                                                    showing potential for significant growth.

GA             AXP(R) Variable Portfolio -          Objective: capital appreciation. Invests    IDS Life, adviser; AEFC,
               Strategy Aggressive Fund             primarily in equity securities of growth    subadviser.
                                                    companies.


          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

SUBACCOUNT     INVESTING IN                         INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
GW             AIM V.I. Core Equity                 Objective: growth of capital. Invests       A I M Advisors, Inc.
               Fund, Series I Shares                normally at least 80% of its net assets,
                                                    plus the amount of any borrowings for
                                                    investment purposes, in equity securities,
                                                    including convertible securities of
                                                    established companies that have long-term
                                                    above-average growth in earnings and
                                                    dividends and growth companies that are
                                                    believed to have the potential for
                                                    above-average growth in earnings and
                                                    dividends. The Fund may invest up to 25%
                                                    of its assets in foreign securities.

GP             American Century(R)                  Objective: long-term capital growth, with   American Century Investment
               VP Value, Class I                    income as a secondary objective. Invests    Management, Inc.
                                                    primarily in stocks of companies that
                                                    management believes to be undervalued at
                                                    the time of purchase.

GT             Credit Suisse Trust -                Objective: capital growth. Invests in       Credit Suisse Asset
               Small Cap Growth                     equity securities of small U.S. growth      Management, LLC
               Portfolio                            companies which are either developing or
                                                    older companies in a growth stage, or are
                                                    providing products or services with a
                                                    high-unit volume growth rate.

GK             FTVIPT Templeton                     Objective: seeks long-term capital          Templeton Asset
               Developing Markets                   appreciation. The Fund  normally invests    Management Ltd.
               Securities Fund -                    at least 80% of its net assets in emerging
               Class 1                              market investments, primarily equity
                                                    securities.

GN             Putnam VT New                        Objective: long-term capital appreciation.  Putnam Investment
               Opportunities Fund -                 The fund pursues its goal by investing      Management, LLC
               Class IA Shares                      mainly in common stocks of U.S. companies
                                                    with a focus on growth stocks in sectors
                                                    of the economy that Putnam Management
                                                    believes to have high growth potential.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.


The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.


The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment and transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You could become an owner or annuitant if you were 90 or younger.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

We applied your initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE RETIREMENT DATE


Annuity payouts are scheduled to begin on the retirement date. When we processed your application, we established the retirement date to the maximum age or date described below or you selected a date within the maximum limits. You can change the date, provided you send us written instructions at least 30 days before annuity payouts begin. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions.


FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

- no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 90th birthday.

          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to avoid IRS penalty taxes, the retirement date generally must be:

- on or after the date the annuitant reaches age 59 1/2; and

- for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches ages 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday.

BENEFICIARY

If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

  If paying by installments under a scheduled payment plan:
     $50 per month
     $23.08 biweekly

  If paying by any other method:
     $50

(1) If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.


MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2) (based on your age or the age of the annuitant (whoever is older) on the effective date of the contract):

     $100,000 up to age 85
     $50,000 for ages 86 to 90

(2) These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

Regular mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
BOX 5144
ALBANY, NY 12205

Express mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

2 BY SCHEDULED PAYMENT PLAN

Your sales representative can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $25,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender part or all of your contract you may be subject to a surrender charge. We calculate the surrender charge by drawing from your total contract value in the following order:

- First, we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). We do not assess a surrender charge on this amount.

  NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

- If necessary, we surrender amounts representing purchase payments not previously surrendered. The surrender charge rate on these purchase payments is as follows:


                                                                  SURRENDER CHARGE AS A
                                                                  PERCENTAGE OF PURCHASE
                              CONTRACT YEAR                        PAYMENTS SURRENDERED
                                  1-3                                       7%
                                    4                                       6
                                    5                                       5
                                    6                                       4
                                    7                                       3
                                    8                                       2
                                    Thereafter                              0


For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

EXAMPLE

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

             AMOUNT REQUESTED             $1,000    =    $1,075.27
         --------------------------  OR   ------
         1.00 - SURRENDER CHARGE           .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.18% if the assumed investment rate is 3.5% and 6.68% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

WAIVER OF SURRENDER CHARGE

We do not assess surrender charges for:

- surrenders of any contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);


- contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered; and


- death benefits.

OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

- minus any prorated portion of the contract administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or a surrender charge.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges; and/or

- a prorated portion of the contract administrative charge.

Accumulation unit values will fluctuate due to:

- changes in funds' net asset value;

- dividends distributed to the subaccounts;

- capital gains or losses of funds;

- fund operating expenses; and/or

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit. HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                    NUMBER
                                                                 AMOUNT               ACCUMULATION                 OF UNITS
                                           MONTH                INVESTED               UNIT VALUE                  PURCHASED
By investing an equal number
of dollars each month ...                   Jan                    $100                    $20                       5.00

                                            Feb                     100                     18                       5.56

you automatically buy                       Mar                     100                     17                       5.88
more units when the
per unit market price is low ... --->       Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            Jun                     100                     18                       5.56

                                            Jul                     100                     17                       5.88

and fewer units                             Aug                     100                     19                       5.26
when the per unit
market price is high.            --->       Sept                    100                     21                       4.76

                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
BOX 5144
ALBANY, NY 12205

Express mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT

Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:   Contract value or entire account balance

          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.


- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


MINIMUM AMOUNT

Transfers or surrenders:   $50

MAXIMUM AMOUNT

Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.


NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  -- the surrender amount includes a purchase payment check that has not cleared;

  -- the NYSE is closed, except for normal holiday and weekend closings;

  -- trading on the NYSE is restricted, according to SEC rules;

  -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  -- the SEC permits us to delay payment for the protection of security holders.

          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  -- you are at least age 59 1/2;

  -- you are disabled as defined in the Code;

  -- you severed employment with the employer who purchased the contract; or

  -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract values within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:

- contract value;

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or

- purchase payments minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

- contract value; or

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.


IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


QUALIFIED ANNUITIES:

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:


  - the beneficiary asks us in writing within 60 days after we receive proof of death; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.


In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)


For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.18% and 6.68% depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.


ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS FROM NONQUALIFIED ANNUITIES: If you surrender part or all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

SURRENDERS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 5912 and met the five year holding period.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the annuity that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

PENALTIES: In general, if you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, if you have a SIMPLE IRA and you receive these amounts before age 59 1/2, and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received:


- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSAs, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SEP, or SIMPLE
IRA), mandatory 20% Federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of ten years or more;


- the payout is a minimum distribution required under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA may also be subject to mandatory 20% income tax withholding.


State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

IDS LIFE OF NEW YORK'S TAX STATUS: IDS Life of New York is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life of New York, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life of New York, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life of New York reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change,

- the existing funds become unavailable, or

- in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus.

We may also:

- change the funds in which the subaccounts invest, and

- make additional subaccounts investing in additional funds.

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.


The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. AEFA serves individuals and businesses through its nationwide network of more than 3,600 registered branch offices and more than 10,100 financial advisors.


ISSUER

IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. IDS Life of New York conducts a conventional life insurance business in New York.

IDS Life of New York pays commissions for sales of the contracts of up to 7% of the total purchase payments it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life of New York will pay or permit other promotional incentives, in cash or credit or other compensations.

LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN v. IDS LIFE INSURANCE COMPANY, et. al. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, et. al. v. IDS LIFE INSURANCE COMPANY, et. al. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY-- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information                                                     p. 3
Calculating Annuity Payouts                                                 p. 6
Rating Agencies                                                             p. 7
Principal Underwriter                                                       p. 7
Independent Auditors                                                        p. 7
Financial Statements


          IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY-- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVE. EXTENSION
ALBANY, NY 12203
(800) 541-2251

americanexpress.com


                                                                 S-6163 J (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY
                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT


                                   MAY 1, 2003


IDS Life of New York Variable Annuity Account is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.


IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

TABLE OF CONTENTS


Performance Information                         p.3
Calculating Annuity Payouts                     p.6
Rating Agencies                                 p.7
Principal Underwriter                           p.7
Independent Auditors                            p.7
Financial Statements


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                          P(1+T)(TO THE POWER OF n) = ERV

where:          P  =  a hypothetical initial payment of $1,000

                T  =  average annual total return

                n  =  number of years

              ERV  =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) WITH SURRENDER FOR PERIODS ENDING DEC.31,2002

                                                                   PERFORMANCE OF                     PERFORMANCE
                                                                   THE SUBACCOUNT                     OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT INVESTING IN:                                    1 YEAR   5 YEARS  COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
 GS         Bond Fund (10/96; 10/81)(1)                      (2.83%)    2.08%         3.53%  (2.83%)    2.08%     5.59%        8.65%
 GC         Capital Resource Fund (10/96; 10/81)            (30.05)    (6.66)        (1.33) (30.05)    (6.66)     2.47         8.77
 GM         Cash Management Fund (10/96; 10/81)              (7.14)     1.85          2.54   (7.14)     1.85      2.93         4.79
 GV         Extra Income Fund (10/96; 5/96)                 (14.72)    (4.45)        (1.07) (14.72)    (4.45)       --        (0.56)
 GY         Global Bond Fund (10/96; 5/96)                    6.49      2.19          2.91    6.49      2.19        --         3.37
 GI         International Fund (10/96; 1/92)                (26.31)    (8.49)        (5.84) (26.31)    (8.49)     0.60         0.31
 GD         Managed Fund (10/96; 4/86)                      (21.06)    (2.13)         2.06  (21.06)    (2.13)     5.18         7.28
 GG         NEW DIMENSIONS FUND(R) (10/96; 5/96)            (29.92)    (2.27)         2.30  (29.92)    (2.27)       --         3.41
 GA         Strategy Aggressive Fund (10/96; 1/92)          (39.85)   (11.02)        (6.47) (39.85)   (11.02)     0.41         1.08
           AIM V. I.
 GW         Core Equity Fund, Series I Shares (10/96; 5/94) (23.69)    (3.33)         1.87  (23.69)    (3.33)       --         6.48
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
 GP         VP Value, Class I (10/96; 5/96)                 (20.76)     1.63          6.40  (20.76)     1.63        --         6.72
           CREDIT SUISSE TRUST -
 GT         Small Cap Growth Portfolio (10/96; 6/95)        (41.57)    (8.20)        (4.34) (41.57)    (8.20)       --         1.29
           FTVIPT
 GK         Templeton Developing Markets Securities Fund -
            Class 1 (10/96; 3/96)(2)                         (8.26)    (7.84)       (11.49)  (8.26)    (7.84)       --       (11.48)
           PUTNAM VARIABLE TRUST
 GN         Putnam VT New Opportunities Fund -
            Class IA Shares (10/96; 5/94)                   (38.22)    (7.92)        (3.92) (38.22)    (7.92)       --         4.36


(a) Current applicable charges deducted from performance include a $3 0 annual contract administrative charge, a 1.25% mortality and expense risk fe e and applicable surrender charges.


See accompanying notes to the performance information.


                 IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) WITH SURRENDER FOR PERIODS ENDING DEC.31,2002

                                                                   PERFORMANCE OF                     PERFORMANCE
                                                                   THE SUBACCOUNT                     OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT INVESTING IN:                                    1 YEAR   5 YEARS  COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
 GS         Bond Fund (10/96; 10/81)(1)                       4.17%     2.99%         3.92%   4.17%     2.99%     5.59%        8.65%
 GC         Capital Resource Fund (10/96; 10/81)            (23.05)    (5.38)        (0.82) (23.05)    (5.38)     2.47         8.77
 GM         Cash Management Fund (10/96; 10/81)              (0.14)     2.76          2.96   (0.14)     2.76      2.93         4.79
 GV         Extra Income Fund (10/96; 5/96)                  (7.72)    (3.28)        (0.57)  (7.72)    (3.28)       --        (0.10)
 GY         Global Bond Fund (10/96; 5/96)                   13.49      3.09          3.32   13.49      3.09        --         3.74
 GI         International Fund (10/96; 1/92)                (19.31)    (7.11)        (5.19) (19.31)    (7.11)     0.60         0.31
 GD         Managed Fund (10/96; 4/86)                      (14.06)    (1.06)         2.49  (14.06)    (1.06)     5.18         7.28
 GG         NEW DIMENSIONS FUND(R) (10/96; 5/96)            (22.92)    (1.20)         2.73  (22.92)    (1.20)       --         3.78
 GA         Strategy Aggressive Fund (10/96; 1/92)          (32.85)    (9.48)        (5.80) (32.85)    (9.48)     0.41         1.08
           AIM V. I.
 GW         Core Equity Fund, Series I Shares (10/96; 5/94) (16.69)    (2.21)         2.31  (16.69)    (2.21)       --         6.48
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
 GP         VP Value, Class I (10/96; 5/96)                 (13.76)     2.55          6.75  (13.76)     2.55        --         7.02
           CREDIT SUISSE TRUST -
 GT         Small Cap Growth Portfolio (10/96; 6/95)        (34.57)    (6.84)        (3.74) (34.57)    (6.84)       --         1.53
           FTVIPT
 GK         Templeton Developing Markets Securities Fund -
            Class 1 (10/96; 3/96)(2)                         (1.26)    (6.50)       (10.60)  (1.26)    (6.50)       --       (10.61)
           PUTNAM VARIABLE TRUST
 GN         Putnam VT New Opportunities Fund -
            Class IA Shares (10/96; 5/94)                   (31.22)    (6.57)        (3.34) (31.22)    (6.57)       --         4.36


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.25% mortality and expense risk fee.


NOTES TO PERFORMANCE INFORMATION


(1) (Commencement date of the subaccount; Commencement date of the fund).
(2) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                          ERV - P
                          -------
                             P

where:          P  =  a hypothetical initial payment of $1,000
              ERV  =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you surrender the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We may also show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

                 IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:
(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b) less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d) raising the base period return to the power of 365/7.

The subaccount's value includes:
-   any declared dividends,
-   the value of any shares purchased with dividends paid during the period, and
-   any dividends declared for such shares.

It does not include:
-   the effect of any applicable surrender charge, or
-   any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC.31,2002


SUBACCOUNT          INVESTING IN:                                               SIMPLE YIELD        COMPOUND YIELD
 GM                 AXP(R) Variable Portfolio - Cash Management Fund                   (0.48%)               (0.48%)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                          YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                                      -----
                                        cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled  to receive dividends
                d  =  the maximum offering price per accumulation unit on the last day of the period

                 IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC.31,2002


SUBACCOUNT         INVESTING IN:                                                YIELD
 GS                AXP(R) Variable Portfolio - Bond Fund                         5.22%
 GV                AXP(R) Variable Portfolio - Extra Income Fund                 5.06
 GY                AXP(R) Variable Portfolio - Global Bond Fund                  2.51


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

-  determine the dollar value of your contract on the valuation date; then
- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:
-  the annuity unit value on the valuation date; by
-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:
-  the net investment factor; and
-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:
- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-  dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

                 IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change.

To calculate your annuity payouts we:
- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to IDS Life of New York, refer to the American Express Web site at (americanexpress.com/advisors) or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                                         www.ambest.com
Fitch                                             www.fitchratings.com
Moody's                                           www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. AEFA is an affiliate of ours. Both AEFA and IDS Life of New York are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. IDS Life of New York currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $1,983,108; 2001: $3,177,060; and 2000:
$1,656,378. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life of New York Variable Annuity Account - IDS Life of New York Flexible Portfolio Annuity (comprised of subaccounts GS, GC, GM, GV, GY, GI, GD, GG, GA, GW, GP, GT, GK and GN) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life of New York Variable Annuity Account - IDS Life of New York Flexible Portfolio Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                       /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 21, 2003

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
DECEMBER 31, 2002                                                     GS           GC            GM           GV            GY
ASSETS
Investments in shares of mutual funds and portfolios:
  at cost                                                      $ 30,173,425  $ 14,065,228  $ 10,900,697  $ 25,044,506  $  6,991,180
                                                               --------------------------------------------------------------------
  at market value                                              $ 29,540,116  $  7,552,081  $ 10,896,397  $ 16,615,937  $  7,232,337
Dividends receivable                                                127,265            --         8,389        69,086        15,067
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      1,499            --            --           198           166
Receivable from mutual funds and portfolios
  for share redemptions                                                  --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     29,668,880     7,552,081    10,904,786    16,685,221     7,247,570
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
  Mortality and expense risk fee                                     32,676         8,280        12,066        18,227         7,934
  Contract terminations                                                  --           796             1            --            --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    32,676         9,076        12,067        18,227         7,934
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        29,424,960     7,404,084    10,878,369    16,570,832     7,234,349
Net assets applicable to contracts in payment period                211,244       138,921        14,350        96,162         5,287
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $ 29,636,204  $  7,543,005  $ 10,892,719  $ 16,666,994  $  7,239,636
===================================================================================================================================
Accumulation units outstanding                                   23,066,442     7,806,205     9,041,588    17,090,697     5,881,288
===================================================================================================================================
Net asset value per accumulation unit                          $       1.28  $       0.95  $       1.20  $       0.97  $       1.23
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
DECEMBER 31, 2002(CONTINUED)                                         GI            GD            GG           GA            GW
ASSETS
Investments in shares of mutual funds and portfolios:
  at cost                                                      $ 20,295,225  $ 33,884,352  $ 82,258,820  $ 19,466,902  $ 50,446,220
                                                               --------------------------------------------------------------------
  at market value                                              $  9,347,365  $ 22,869,770  $ 61,163,599  $  7,309,546  $ 36,763,76
Dividends receivable                                                     --            --            --            --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                         --            --         2,113            --         2,315
Receivable from mutual funds and portfolios
  for share redemptions                                                  --            --            --            --        40,360
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      9,347,365    22,869,770    61,165,712     7,309,546    36,806,436
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
  Mortality and expense risk fee                                     10,243        25,066        67,126         7,975        40,360
  Contract terminations                                               1,370         3,435            --            40            --
Payable to mutual funds and portfolios
  for investments purchased                                              --            --            --            --         2,315
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    11,613        28,501        67,126         8,015        42,675
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         9,301,033    22,457,376    60,860,288     7,278,495    36,693,763
Net assets applicable to contracts in payment period                 34,719       383,893       238,298        23,036        69,998
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                               $  9,335,752  $ 22,841,269  $ 61,098,586  $  7,301,531  $ 36,763,761
===================================================================================================================================
Accumulation units outstanding                                   12,909,262    19,240,037    51,685,581    10,598,988    31,745,058
===================================================================================================================================
Net asset value per accumulation unit                          $       0.72  $       1.17  $       1.18  $       0.69  $       1.16
===================================================================================================================================

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                             ------------------------------------------------------
DECEMBER 31, 2002                                                                  GP            GT           GK            GN
ASSETS
Investments in shares of mutual funds and portfolios:
  at cost                                                                    $ 27,568,646  $ 37,873,290  $ 14,238,093  $ 52,715,833
                                                                             ------------------------------------------------------
  at market value                                                            $ 25,737,595  $ 21,050,428$    9,597,638  $ 24,060,428
Dividends receivable                                                                   --            --            --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                                       --         2,542           316         3,347
Receivable from mutual funds and portfolios
  for share redemptions                                                            28,162        23,071        10,674        26,469
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                   25,765,757    21,076,041     9,608,628    24,090,244
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
  Mortality and expense risk fee                                                   28,145        23,071        10,674        26,469
  Contract terminations                                                                17            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                                            --         2,542           316         3,347
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                  28,162        25,613        10,990        29,816
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                      25,622,546    21,030,739     9,589,405    24,039,715
Net assets applicable to contracts in payment period                              115,049        19,689         8,233        20,713
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                             $ 25,737,595  $ 21,050,428$    9,597,638  $ 24,060,428
===================================================================================================================================
Accumulation units outstanding                                                 17,010,966    26,573,222    19,144,694    29,597,468
===================================================================================================================================
Net asset value per accumulation unit                                        $       1.51  $       0.79  $       0.50  $       0.81
===================================================================================================================================

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

STATEMENTS OF OPERATIONS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                         GS            GC            GM           GV            GY
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $  1,327,721  $     49,269  $    142,697  $  1,375,355  $    300,937
Variable account expenses                                           327,307       116,225       152,948       219,344        79,144
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,000,414       (66,956)      (10,251)    1,156,011       221,793
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,147,010     2,313,444     8,879,809     2,724,586       946,377
    Cost of investments sold                                      4,333,857     3,955,346     8,884,340     4,080,617       975,783
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (186,847)   (1,641,902)       (4,531)   (1,356,031)      (29,406)
Distributions from capital gains                                         --       841,509            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       348,667    (1,694,402)        4,533    (1,349,958)      621,047
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      161,820    (2,494,795)            2    (2,705,989)      591,641
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $  1,162,234  $ (2,561,751) $    (10,249) $ (1,549,978) $    813,434
===================================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002(CONTINUED)                              GI            GD            GG           GA            GW
INVESTMENT INCOME
Dividend income from mutual funds and portfolios               $    110,524  $    674,113  $    372,731  $         --  $    135,072
Variable account expenses                                           142,012       326,291       922,371       113,943       553,079
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (31,488)      347,822      (549,640)     (113,943)     (418,007)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,442,116     4,757,802    11,310,460     1,835,019     8,645,156
    Cost of investments sold                                      4,761,586     6,773,459    14,299,006     4,466,244    11,340,525
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,319,470)   (2,015,657)   (2,988,546)   (2,631,225)   (2,695,369)
Distributions from capital gains                                     25,859     2,394,196        78,743            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       (74,642)   (4,907,104)  (16,518,752)   (1,206,258)   (5,345,773)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (2,368,253)   (4,528,565)  (19,428,555)   (3,837,483)   (8,041,142)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $ (2,399,741) $ (4,180,743) $(19,978,195) $ (3,951,426) $ (8,459,149)
===================================================================================================================================

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                             ------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002(CONTINUED)                                           GP            GT           GK            GN
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                             $    222,263  $         --  $    169,879  $         --
Variable account expenses                                                         331,607       318,412       129,587       394,927
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                  (109,344)     (318,412)       40,292      (394,927)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                         2,441,029     3,001,748     1,375,250     7,255,577
    Cost of investments sold                                                    2,620,751     4,952,471     1,995,923    14,281,461
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                 (179,722)   (1,950,723)     (620,673)   (7,025,884)
Distributions from capital gains                                                1,438,107            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                                  (5,310,522)   (9,391,145)      439,808    (5,420,337)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                 (4,052,137)  (11,341,868)     (180,865)  (12,446,221)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  $ (4,161,481) $(11,660,280) $   (140,573) $(12,841,148)
===================================================================================================================================

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                         GS            GC            GM           GV            GY
OPERATIONS
Investment income (loss) -- net                                $  1,000,414  $    (66,956) $    (10,251) $  1,156,011  $    221,793
Net realized gain (loss) on sales of investments                   (186,847)   (1,641,902)       (4,531)   (1,356,031)      (29,406)
Distributions from capital gains                                         --       841,509            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       348,667    (1,694,402)        4,533    (1,349,958)      621,047
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,162,234    (2,561,751)      (10,249)   (1,549,978)      813,434
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          419,314       348,552       529,629       233,031        86,826
Net transfers(1)                                                  6,631,612    (1,569,647)   (2,265,634)     (536,514)      956,793
Transfers for policy loans                                            7,692         5,451        99,856         5,147         1,332
Annuity payments                                                     (8,978)       (8,444)       (1,594)       (4,605)         (449)
Contract charges                                                     (6,931)       (6,538)       (3,912)       (5,367)       (1,819)
Contract terminations:
  Surrender benefits                                             (1,163,012)     (420,202)   (1,051,829)     (583,451)     (174,267)
  Death benefits                                                   (398,125)      (89,165)     (442,662)     (200,991)      (70,545)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,481,572    (1,739,993)   (3,136,146)   (1,092,750)      797,871
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  22,992,398    11,844,749    14,039,114    19,309,722     5,628,331
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $ 29,636,204  $  7,543,005  $ 10,892,719  $ 16,666,994  $  7,239,636
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           18,711,436     9,549,366    11,655,232    18,350,804     5,193,831
Contract purchase payments                                          338,598       321,582       439,782       235,980        76,746
Net transfers(1)                                                  5,374,752    (1,501,064)   (1,882,133)     (681,643)      830,120
Transfers for policy loans                                            6,224         5,197        82,904         5,283         1,150
Contract charges                                                     (5,683)       (6,225)       (3,249)       (5,449)       (1,603)
Contract terminations:
  Surrender benefits                                             (1,035,119)     (487,042)     (883,425)     (603,420)     (157,344)
  Death benefits                                                   (323,766)      (75,609)     (367,523)     (210,858)      (61,612)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 23,066,442     7,806,205     9,041,588    17,090,697     5,881,288
===================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002(CONTINUED)                              GI            GD            GG           GA            GW
OPERATIONS
Investment income (loss) -- net                                $    (31,488) $    347,822  $   (549,640) $   (113,943) $   (418,007)
Net realized gain (loss) on sales of investments                 (2,319,470)   (2,015,657)   (2,988,546)   (2,631,225)   (2,695,369)
Distributions from capital gains                                     25,859     2,394,196        78,743            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       (74,642)   (4,907,104)  (16,518,752)   (1,206,258)   (5,345,773)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (2,399,741)   (4,180,743)  (19,978,195)   (3,951,426)   (8,459,149)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          502,999       780,110     2,976,059       488,594     2,004,886
Net transfers(1)                                                 (1,927,599)   (2,914,973)   (7,395,657)   (1,159,536)   (7,619,882)
Transfers for policy loans                                           13,291        39,995        97,384         8,089        62,997
Annuity payments                                                     (4,730)      (24,493)      (31,795)       (2,794)       (6,401)
Contract charges                                                     (6,082)      (17,306)      (58,170)       (6,305)      (30,203)
Contract terminations:
  Surrender benefits                                               (399,307)     (991,288)   (2,650,367)     (269,777)   (1,451,231)
  Death benefits                                                    (56,789)     (226,167)     (519,038)      (30,401)     (271,713)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (1,878,217)   (3,354,122)   (7,581,584)     (972,130)   (7,311,547)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  13,613,710    30,376,134    88,658,365    12,225,087    52,534,457
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $  9,335,752  $ 22,841,269  $ 61,098,586$    7,301,531  $ 36,763,761
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           15,215,179    22,180,150    57,867,542    11,937,009    37,846,016
Contract purchase payments                                          615,057       626,519     2,199,288       592,037     1,568,825
Net transfers(1)                                                 (2,367,218)   (2,451,408)   (6,039,084)   (1,549,742)   (6,320,619)
Transfers for policy loans                                           16,294        31,649        71,698        10,496        49,328
Contract charges                                                     (7,590)      (14,057)      (44,063)       (7,863)      (24,099)
Contract terminations:
  Surrender benefits                                               (495,238)     (950,996)   (1,978,514)     (340,258)   (1,156,026)
  Death benefits                                                    (67,222)     (181,820)     (391,286)      (42,691)     (218,367)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 12,909,262    19,240,037    51,685,581    10,598,988    31,745,058
===================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                             ------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                          GP            GT            GK            GN
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                              $   (109,344) $   (318,412) $     40,292  $   (394,927)
Net realized gain (loss) on sales of investments                                 (179,722)   (1,950,723)     (620,673)   (7,025,884)
Distributions from capital gains                                                1,438,107            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                                  (5,310,522)   (9,391,145)      439,808    (5,420,337)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                    (4,161,481)  (11,660,280)     (140,573)  (12,841,148)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                        994,691       908,773       486,609     1,918,370
Net transfers(1)                                                                4,221,429      (994,445)     (589,637)   (7,147,700)
Transfers for policy loans                                                         12,947        23,053        12,476        58,709
Annuity payments                                                                   (4,191)       (4,384)         (898)       (3,794)
Contract charges                                                                  (12,011)      (13,916)       (7,003)      (26,630)
Contract terminations:
   Surrender benefits                                                            (938,550)     (710,528)     (399,108)     (995,551)
   Death benefits                                                                (149,359)      (87,216)      (56,763)     (190,721)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                  4,124,956      (878,663)     (554,324)   (6,387,317)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                25,774,120    33,589,371    10,292,535    43,288,893
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                    $ 25,737,595  $ 21,050,428  $  9,597,638  $ 24,060,428
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                         14,753,849    27,790,141    20,288,335    36,667,890
Contract purchase payments                                                        608,080       953,014       924,651     1,951,156
Net transfers(1)                                                                2,387,426    (1,305,814)   (1,210,575)   (7,777,435)
Transfers for policy loans                                                          8,030        24,004        24,207        61,201
Contract charges                                                                   (7,557)      (14,940)      (13,553)      (28,239)
Contract terminations:
   Surrender benefits                                                            (644,704)     (784,973)     (760,957)   (1,057,318)
   Death benefits                                                                 (94,158)      (88,210)     (107,414)     (219,787)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                               17,010,966    26,573,222    19,144,694    29,597,468
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)                             GS            GC            GM            GV            GY
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                $  1,005,202  $   (122,987) $    321,827  $  1,971,897  $    117,783
Net realized gain (loss) on sales of investments                    (66,083)     (558,800)       (5,246)   (1,032,970)      (65,626)
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       182,529    (2,301,781)        4,847      (244,309)      (55,412)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,121,648    (2,983,568)      321,428       694,618        (3,255)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          479,830       577,118       832,942       437,045       112,716
Net transfers(1)                                                  6,023,449      (844,784)    1,437,171    (1,173,328)     (487,731)
Transfers for policy loans                                            3,983         6,827        53,350         5,000           546
Annuity payments                                                     (6,033)       (9,565)         (502)       (2,991)          (48)
Contract charges                                                     (4,915)       (7,173)       (3,378)       (5,016)       (1,552)
Contract terminations:
   Surrender benefits                                              (617,472)     (347,738)     (653,540)     (492,347)     (199,476)
   Death benefits                                                  (218,510)      (70,906)      (38,127)     (173,233)      (15,382)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,660,332      (696,221)    1,627,916    (1,404,870)     (590,927)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  16,210,418    15,524,538    12,089,770    20,019,974     6,222,513
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $ 22,992,398  $ 11,844,749  $ 14,039,114  $ 19,309,722  $  5,628,331
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           14,034,271    10,146,369    10,281,031    19,727,891     5,748,917
Contract purchase payments                                          400,991       438,810       698,216       514,537       105,008
Net transfers(1)                                                  5,005,345      (678,276)    1,211,951    (1,249,875)     (457,934)
Transfers for policy loans                                            3,315         5,394        44,578         4,780           507
Contract charges                                                     (4,097)       (5,657)       (2,874)       (4,779)       (1,441)
Contract terminations:
   Surrender benefits                                              (545,286)     (299,113)     (545,697)     (477,243)     (186,583)
   Death benefits                                                  (183,103)      (58,161)      (31,973)     (164,507)      (14,643)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 18,711,436     9,549,366    11,655,232    18,350,804     5,193,831
===================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                            GI            GD            GG            GA            GW
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                $     (5,521) $    398,488  $   (957,222) $   (145,220) $   (691,014)
Net realized gain (loss) on sales of investments                 (1,310,666)     (560,516)     (369,169)   (1,538,627)     (544,291)
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                    (4,728,088)   (4,058,509)  (18,284,577)   (4,794,311)  (15,625,372)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (6,044,275)   (4,220,537)  (19,610,968)   (6,478,158)  (16,860,677)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          902,255     1,101,026     4,689,235       879,431     3,047,175
Net transfers(1)                                                 (1,070,189)     (580,706)   (1,636,510)     (671,530)   (1,484,226)
Transfers for policy loans                                           15,529        21,968       108,333         9,187        74,219
Annuity payments                                                     (4,411)      (22,849)      (31,047)       (2,441)       (6,179)
Contract charges                                                     (6,749)      (17,958)      (62,629)       (7,718)      (33,349)
Contract terminations:
   Surrender benefits                                              (384,550)   (1,135,547)   (2,452,080)     (319,027)   (1,364,563)
   Death benefits                                                   (66,337)     (136,897)     (726,900)     (140,803)     (308,291)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (614,452)     (770,963)     (111,598)     (252,901)      (75,214)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  20,272,437    35,367,634   108,380,931    18,956,146    69,470,348
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $ 13,613,710  $ 30,376,134  $ 88,658,365  $ 12,225,087  $ 52,534,457
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           15,966,410    22,855,923    58,264,717    12,271,324    38,134,938
Contract purchase payments                                          894,573       780,583     2,916,341       769,890     2,009,006
Net transfers(1)                                                 (1,191,163)     (494,884)   (1,258,172)     (698,100)   (1,201,773)
Transfers for policy loans                                           15,485        15,889        69,146         8,029        50,759
Contract charges                                                     (6,911)      (12,913)      (39,890)       (6,962)      (22,534)
Contract terminations:
   Surrender benefits                                              (399,096)     (862,081)   (1,640,637)     (284,896)     (922,756)
   Death benefits                                                   (64,119)     (102,367)     (443,963)     (122,276)     (201,624)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 15,215,179    22,180,150    57,867,542    11,937,009    37,846,016
===================================================================================================================================


See accompanying notes to financial statements.


                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                             ------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                          GP            GT            GK            GN
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                                              $    (44,512) $   (412,875) $    (26,575) $   (616,766)
Net realized gain (loss) on sales of investments                                   67,675      (810,746)     (849,467)   (2,104,426)
Distributions from capital gains                                                       --            --            --     9,548,783
Net change in unrealized appreciation or
  depreciation of investments                                                   2,402,079    (5,857,281)     (256,574)  (27,255,481)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                     2,425,242    (7,080,902)   (1,132,616)  (20,427,890)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                        926,675     1,519,185       791,996     3,437,073
Net transfers(1)                                                                3,739,723      (829,695)   (1,414,324)   (3,151,489)
Transfers for policy loans                                                         13,065        20,357        18,220        77,779
Annuity payments                                                                   (2,826)       (4,693)         (582)       (5,032)
Contract charges                                                                   (9,410)      (15,191)       (6,793)      (32,847)
Contract terminations:
   Surrender benefits                                                            (608,183)     (678,415)     (266,388)   (1,256,148)
   Death benefits                                                                (119,771)     (210,581)     (119,390)     (304,445)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                  3,939,273      (199,033)     (997,261)   (1,235,109)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                19,409,605    40,869,306    12,422,412    64,951,892
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                    $ 25,774,120  $ 33,589,371  $ 10,292,535  $ 43,288,893
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                         12,375,777    28,036,011    22,227,538    38,032,523
Contract purchase payments                                                        574,681     1,282,483     1,504,093     2,609,479
Net transfers(1)                                                                2,270,965      (776,315)   (2,731,384)   (2,790,610)
Transfers for policy loans                                                          7,949        17,219        34,971        59,655
Contract charges                                                                   (5,821)      (13,147)      (13,148)      (25,527)
Contract terminations:
   Surrender benefits                                                            (397,823)     (582,691)     (505,378)     (993,703)
   Death benefits                                                                 (71,879)     (173,419)     (228,357)     (223,927)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                               14,753,849    27,790,141    20,288,335    36,667,890
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life of New York Flexible Portfolio Annuity Account (the Account) was established under New York law as a segregated asset account of IDS Life Insurance Company of New York (IDS Life of New York). The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of New York.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                       SHARES
-----------------------------------------------------------------------------------------------------------------------
GS                   AXP(R)Variable Portfolio - Bond Fund(1)                                                2,813,007
GC                   AXP(R)Variable Portfolio - Capital Resource Fund                                         485,984
GM                   AXP(R)Variable Portfolio - Cash Management Fund                                       10,900,309
GV                   AXP(R)Variable Portfolio - Extra Income Fund(2)                                        2,927,932
GY                   AXP(R)Variable Portfolio - Global Bond Fund                                              690,763
GI                   AXP(R)Variable Portfolio - International Fund                                          1,428,150
GD                   AXP(R)Variable Portfolio - Managed Fund                                                1,908,771
GG                   AXP(R)Variable Portfolio - NEW DIMENSIONS FUND(R)                                      4,933,540
GA                   AXP(R)Variable Portfolio - Strategy Aggressive Fund                                    1,287,307
GW                   AIM V.I. Core Equity Fund, Series I Shares                                             2,163,847
GP                   American Century(R)VP Value, Class I                                                   4,205,489
GT                   Credit Suisse Trust - Small Cap Growth Portfolio                                       2,265,923
GK                   FTVIPT Templeton Developing Markets Securities Fund - Class 1                          2,037,715
GN                   Putnam VT New Opportunities Fund - Class IA Shares                                     2,070,605
-----------------------------------------------------------------------------------------------------------------------



(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.
(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the state. The mortality risk is fully borne by IDS Life of New York and may result in additional amounts being transferred into the variable annuity account by IDS Life of New York to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

FEDERAL INCOME TAXES


IDS Life of New York is taxed as a life insurance company. The Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 1.25% of the average daily net assets of each subaccount.

4. CONTRACT CHARGES

IDS Life of New York deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER CHARGES

IDS Life of New York will use a surrender charge to help it recover certain expenses related to the sale of the annuity. A surrender charge of up to 7% may be deducted for surrenders up to the first eight payment years following a purchase payment, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,168,295 in 2002 and $1,093,596 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                            PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------
AXP(R)Variable Portfolio - Bond Fund                                            0.610% to 0.535%
AXP(R)Variable Portfolio - Capital Resource Fund                                0.630% to 0.570%
AXP(R)Variable Portfolio - Cash Management Fund                                 0.510% to 0.440%
AXP(R)Variable Portfolio - Extra Income Fund                                    0.620% to 0.545%
AXP(R)Variable Portfolio - Global Bond Fund                                     0.840% to 0.780%
AXP(R)Variable Portfolio - International Fund                                   0.870% to 0.795%
AXP(R)Variable Portfolio - Managed Fund                                         0.630% to 0.550%
AXP(R)Variable Portfolio - NEW DIMENSIONS FUND(R)                               0.630% to 0.570%
AXP(R)Variable Portfolio - Strategy Aggressive Fund                             0.650% to 0.575%
---------------------------------------------------------------------------------------------------

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds.


                                                                                   MAXIMUM                       MAXIMUM
                                                                                  ADJUSTMENT                    ADJUSTMENT
FUND                                                                        (PRIOR TO DEC. 1, 2002)        (AFTER DEC. 1, 2002)
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R)Variable Portfolio - Capital Resource Fund                                      N/A                              0.12%
AXP(R)Variable Portfolio - International Fund                                         N/A                              0.12%
AXP(R)Variable Portfolio - Managed Fund                                               N/A                              0.08%
AXP(R)Variable Portfolio - NEW DIMENSIONS FUND(R)                                     N/A                              0.12%
AXP(R)Variable Portfolio - Strategy Aggressive Fund                                   N/A                              0.12%
-----------------------------------------------------------------------------------------------------------------------------------



IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                            PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------
AXP(R)Variable Portfolio - Bond Fund                                            0.050% to 0.025%
AXP(R)Variable Portfolio - Capital Resource Fund                                0.050% to 0.030%
AXP(R)Variable Portfolio - Cash Management Fund                                 0.030% to 0.020%
AXP(R)Variable Portfolio - Extra Income Fund                                    0.050% to 0.025%
AXP(R)Variable Portfolio - Global Bond Fund                                     0.060% to 0.040%
AXP(R)Variable Portfolio - International Fund                                   0.060% to 0.035%
AXP(R)Variable Portfolio - Managed Fund                                         0.040% to 0.020%
AXP(R)Variable Portfolio - NEW DIMENSIONS FUND(R)                               0.050% to 0.030%
AXP(R)Variable Portfolio - Strategy Aggressive Fund                             0.060% to 0.035%
---------------------------------------------------------------------------------------------------


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for year ended Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTMENT                                                              PURCHASES
----------------------------------------------------------------------------------------------------------
GS                   AXP(R)Variable Portfolio - Bond Fund                                   $ 10,615,567
GC                   AXP(R)Variable Portfolio - Capital Resource Fund                          1,349,497
GM                   AXP(R)Variable Portfolio - Cash Management Fund                           5,685,903
GV                   AXP(R)Variable Portfolio - Extra Income Fund                              2,889,340
GY                   AXP(R)Variable Portfolio - Global Bond Fund                               1,993,192
GI                   AXP(R)Variable Portfolio - International Fund                               558,469
GD                   AXP(R)Variable Portfolio - Managed Fund                                   4,148,308
GG                   AXP(R)Variable Portfolio - NEW DIMENSIONS FUND(R)                         3,256,988
GA                   AXP(R)Variable Portfolio - Strategy Aggressive Fund                         746,972
GW                   AIM V.I. Core Equity Fund, Series I Shares                                  915,602
GP                   American Century(R)VP Value, Class I                                      7,894,748
GT                   Credit Suisse Trust - Small Cap Growth Portfolio                          1,804,673
GK                   FTVIPT Templeton Developing Markets Securities Fund - Class 1               861,218
GN                   Putnam VT New Opportunities Fund - Class IA Shares                          473,333
----------------------------------------------------------------------------------------------------------

                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                              GS         GC         GM         GV         GY         GI         GD
                                           --------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $   1.15   $   1.52   $   1.18   $   1.01   $   1.08   $   1.27   $   1.54
At Dec. 31, 2001                           $   1.22   $   1.23   $   1.20   $   1.05   $   1.08   $   0.89   $   1.36
At Dec. 31, 2002                           $   1.28   $   0.95   $   1.20   $   0.97   $   1.23   $   0.72   $   1.17
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                             18,711      9,549     11,655     18,351      5,194     15,215     22,180
At Dec. 31, 2002                             23,066      7,806      9,042     17,091      5,881     12,909     19,240
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $ 22,992   $ 11,845   $ 14,039   $ 19,310   $  5,628   $ 13,614   $ 30,376
At Dec. 31, 2002                           $ 29,636   $  7,543   $ 10,893   $ 16,667   $  7,240   $  9,336   $ 22,841
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               6.42%      0.30%      3.61%     11.00%      3.29%      1.21%      2.50%
For the year ended Dec. 31, 2002               5.08%      0.53%      1.17%      7.81%      4.78%      0.97%      2.58%
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               1.25%      1.25%      1.25%      1.25%      1.25%      1.25%      1.25%
For the year ended Dec. 31, 2002               1.25%      1.25%      1.25%      1.25%      1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               6.09%    (19.08%)     1.69%      3.96%      0.00%    (29.92%)   (11.69%)
For the year ended Dec. 31, 2002               4.92%    (22.76%)     0.00%     (7.62%)    13.89%    (19.10%)   (13.97%)
---------------------------------------------------------------------------------------------------------------------

                                              GG         GA         GW         GP         GT         GK         GN
                                           --------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           $   1.86   $   1.54   $   1.82   $   1.57   $   1.46   $   0.56   $   1.71
At Dec. 31, 2001                           $   1.53   $   1.02   $   1.39   $   1.75   $   1.21   $   0.51   $   1.18
At Dec. 31, 2002                           $   1.18   $   0.69   $   1.16   $   1.51   $   0.79   $   0.50   $   0.81
---------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                             57,868     11,937     37,846     14,754     27,790     20,288     36,668
At Dec. 31, 2002                             51,686     10,599     31,745     17,011     26,573     19,145     29,597
---------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                           $ 88,658   $ 12,225   $ 52,534   $ 25,774   $ 33,589   $ 10,293   $ 43,289
At Dec. 31, 2002                           $ 61,099   $  7,302   $ 36,764   $ 25,738   $ 21,050   $  9,598   $ 24,060
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               0.22%      0.20%      0.05%      1.06%        --       1.02%        --
For the year ended Dec. 31, 2002               0.50%        --       0.30%      0.84%        --       1.64%        --
---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               1.25%      1.25%      1.25%      1.25%      1.25%      1.25%      1.25%
For the year ended Dec. 31, 2002               1.25%      1.25%      1.25%      1.25%      1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001             (17.74%)   (33.77%)   (23.63%)    11.46%    (17.12%)    (8.93%)   (30.99%)
For the year ended Dec. 31, 2002             (22.88%)   (32.35%)   (16.55%)   (13.71%)   (34.71%)    (1.96%)   (31.36%)
---------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.





                IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT --
                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS


THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                              ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Balance Sheets

December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $1,199,951; 2001, $1,030,059)         $1,256,986    $1,037,153
      Common stocks, at fair value (cost: 2002, $--; 2001, $76)                                            --           179
   Mortgage loans on real estate                                                                      112,239       124,705
   Policy loans                                                                                        30,743        31,273
                                                                                                       ------        ------
      Total investments                                                                             1,399,968     1,193,310
Cash and cash equivalents                                                                              24,106        17,365
Amounts recoverable from reinsurers                                                                    20,067        15,901
Accounts receivable                                                                                     1,238         2,105
Premiums due                                                                                              338           395
Accrued investment income                                                                              16,921        15,976
Deferred policy acquisition costs                                                                     168,371       155,996
Other assets                                                                                            4,961         4,793
Separate account assets                                                                             1,136,859     1,418,527
                                                                                                    ---------     ---------
Total assets                                                                                       $2,772,829    $2,824,368
                                                                                                   ==========    ==========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $  960,480    $  776,490
      Universal life-type insurance                                                                   171,960       164,258
      Traditional life, disability income and long-term care insurance                                102,796        87,898
   Policy claims and other policyholders' funds                                                         2,343         6,804
   Amounts due to brokers                                                                                  --        31,487
   Deferred income taxes, net                                                                          22,085         3,782
   Other liabilities                                                                                   16,257        18,659
   Separate account liabilities                                                                     1,136,859     1,418,527
                                                                                                    ---------     ---------
      Total liabilities                                                                             2,412,780     2,507,905
                                                                                                    ---------     ---------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 200,000 shares authorized, issued and outstanding            2,000         2,000
   Additional paid-in capital                                                                          49,000        49,000
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  35,141         4,588
   Retained earnings                                                                                  273,908       260,875
                                                                                                      -------       -------
      Total stockholder's equity                                                                      360,049       316,463
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $2,772,829    $2,824,368
                                                                                                   ==========    ==========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Traditional life, disability income and long-term care insurance premiums             $ 20,135       $ 20,566      $ 18,196
Policyholder and contractholder charges                                                 29,321         27,179        24,101
Mortality and expense risk and other fees                                               13,960         16,182        20,449
Net investment income                                                                   84,176         79,172        91,491
Net realized (losses) gains on investments                                              (8,481)       (26,426)          839
                                                                                        ------        -------           ---
   Total revenues                                                                      139,111        116,673       155,076
                                                                                       -------        -------       -------
Benefits and expenses
Death and other benefits:
   Traditional life, disability income and long-term care insurance                      7,231          6,282         5,510
   Universal life-type insurance and investment contracts                                6,562         11,669         4,724
Increase in liabilities for future policy benefits for traditional life,
   disability income and long-term care insurance                                        9,355          7,776         8,371
Interest credited on universal life-type insurance and investment contracts             47,191         48,064        47,715
Amortization of deferred policy acquisition costs                                       15,041         16,253        14,680
Other insurance and operating expenses                                                  12,396         13,928        11,670
                                                                                        ------         ------        ------
   Total benefits and expenses                                                          97,776        103,972        92,670
                                                                                        ------        -------        ------
Income before income taxes                                                              41,335         12,701        62,406
Income tax expense                                                                      14,302          4,685        22,323
                                                                                        ------          -----        ------
Net income                                                                            $ 27,033       $  8,016      $ 40,083
                                                                                      ========       ========      ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                   Capital    paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)          stock     capital     net of tax     earnings      equity
Balance, January 1, 2000                                          $2,000     $49,000       $(14,966)      $243,776     $279,810
Comprehensive income:
   Net income                                                         --          --             --         40,083       40,083
   Net unrealized holding gains on available-for-sale
      securities arising during the year, net of deferred
      policy acquisition costs of ($137)
      and income tax expense of $3,038                                --          --          5,641             --        5,641
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
      expense of $537                                                 --          --           (999)            --         (999)
                                                                  ------     -------       --------       --------     --------
   Other comprehensive income                                         --          --          4,642             --        4,642
                                                                  ------     -------       --------       --------     --------
   Comprehensive income                                               --          --             --             --       44,725
Cash dividends                                                        --          --             --        (15,000)     (15,000)
                                                                  ------     -------       --------       --------     --------
Balance, December 31, 2000                                         2,000      49,000        (10,324)       268,859      309,535
Comprehensive income:
   Net income                                                         --          --             --          8,016        8,016
   Cumulative effect of adopting SFAS No. 133, net of income
      tax benefit of $486                                             --          --           (903)            --         (903)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred
      policy acquisition costs of ($416) and income tax
      expense of $16,188                                              --          --         30,065             --       30,065
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
      expense of $7,673                                               --          --        (14,250)            --      (14,250)
                                                                  ------     -------       --------       --------     --------
   Other comprehensive income                                         --          --         14,912             --       14,912
                                                                  ------     -------       --------       --------     --------
   Comprehensive income                                               --          --             --             --       22,928
Cash dividends                                                        --          --             --        (16,000)     (16,000)
                                                                  ------     -------       --------       --------     --------
Balance, December 31, 2001                                         2,000      49,000          4,588        260,875      316,463
Comprehensive income:
   Net income                                                         --          --             --         27,033       27,033
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred
      policy acquisition costs of ($2,833) and income tax
      expense of $13,606                                              --          --         25,268             --       25,268
   Reclassification adjustment for losses on available-for-sale securities included in net income, net of income tax
      benefit of $2,846                                               --          --          5,285             --        5,285
                                                                  ------     -------       --------       --------     --------
   Other comprehensive income                                         --          --         30,553             --       30,553
                                                                  ------     -------       --------       --------     --------
   Comprehensive income                                               --          --             --             --       57,586
Cash dividends                                                        --          --             --        (14,000)     (14,000)
                                                                  ------     -------       --------       --------     --------
Balance, December 31, 2002                                        $2,000     $49,000       $ 35,141       $273,908     $360,049
                                                                  ======     =======       ========       ========     ========

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Statements of Cash Flows

Years ended December 31, (In thousands)                                                    2002         2001        2000
Cash flows from operating activities
Net income                                                                              $  27,033    $   8,016   $  40,083
Adjustments to reconcile net income to net cash provided by operating activities:
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                             (2,430)      (2,781)     (3,556)
      Repayment                                                                             2,912        3,167       2,953
   Change in accrued investment income                                                       (945)       2,570        (181)
   Change in amounts recoverable from reinsurers                                           (4,166)      (5,691)     (3,296)
   Change in premiums due                                                                      58          (51)       (145)
   Change in accounts receivable                                                              867          144      (1,682)
   Change in other assets                                                                    (169)      (4,203)        133
   Change in deferred policy acquisition costs, net                                       (15,208)     (10,376)     (9,944)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                       14,898       11,801      11,819
   Change in policy claims and other policyholder's funds                                  (4,461)       3,861         360
   Deferred income tax provision (benefit)                                                  1,851       (4,763)      1,898
   Change in other liabilities                                                             (2,402)          68      (2,844)
   (Accretion of discount) amortization of premium, net                                      (819)       3,477       1,353
   Net realized losses (gains) on investments                                               8,481       26,426        (839)
   Policyholder and contractholder charges, non-cash                                      (13,394)     (12,632)     (9,232)
   Other, net                                                                              (2,622)        (599)     (1,826)
                                                                                        ---------    ---------   ---------
      Net cash provided by operating activities                                             9,484       18,434      25,054
                                                                                        ---------    ---------   ---------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                   --           --      (4,487)
   Maturities, sinking fund payments and calls                                                 --           --      31,178
Available-for-sale securities:
   Purchases                                                                             (590,944)    (429,487)   (100,905)
   Maturities, sinking fund payments and calls                                            198,972      117,961      34,202
   Sales                                                                                  215,680      214,426      91,946
Other investments, excluding policy loans:
   Purchases                                                                               (1,374)        (309)         --
   Sales                                                                                   14,235       19,223      10,838
Change in amounts due from brokers                                                             --          877        (877)
Change in amounts due to brokers                                                          (31,487)      31,487          --
                                                                                        ---------    ---------   ---------
      Net cash (used in) provided by investing activities                                (194,918)     (45,822)     61,895
                                                                                        ---------    ---------   ---------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                                174,235       56,228      51,419
   Surrenders and death benefits                                                          (15,299)     (81,988)   (137,239)
   Interest credited to account balances                                                   47,191       48,064      47,715
Universal life-type insurance policy loans:
   Issuance                                                                                (4,102)      (4,308)     (6,847)
   Repayment                                                                                4,150        3,544       4,085
Cash dividends                                                                            (14,000)     (16,000)    (15,000)
                                                                                        ---------    ---------   ---------
      Net cash provided by (used in) financing activities                                 192,175        5,540     (55,867)
                                                                                        ---------    ---------   ---------
Net increase (decrease) in cash and cash equivalents                                        6,741      (21,848)     31,082
Cash and cash equivalents at beginning of year                                             17,365       39,213       8,131
                                                                                        ---------    ---------   ---------
Cash and cash equivalents at end of year                                                $  24,106    $  17,365   $  39,213
                                                                                        =========    =========   =========
Supplemental disclosures:
   Income taxes paid                                                                    $  13,059    $   5,408   $  21,427
   Interest on borrowings                                                                       6           35          80
                                                                                        ---------    ---------   ---------

See accompanying notes to financial statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Notes to Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company of New York (the Company) is a stock life insurance company engaged in the insurance and annuity business in the state of New York. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS
Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. The Company also offers variable annuities, including the American Express Retirement Advisor AdvantageSM Variable Annuity and the American Express Retirement Advisor SelectSM Variable Annuity. Life insurance products currently offered by the Company include universal life (fixed and variable, single life and joint life) and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company also markets disability income insurance. Although, the Company discontinued marketing proprietary long-term care insurance at the end of 2002, long-term care insurance is available through a non-proprietary product distributed by an affiliate.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include the Company's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

Basis of presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 9. Certain prior year's amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk and other fees over the costs of guaranteed benefits provided. Policyholder and contractholder charges include policy fees and surrender charges. Mortality and expense risk and other fees include certain fee revenues from underlying nonproprietary mutual funds as well mortality and expense risk fees from the variable annuity separate accounts.

Profits on fixed universal life insurance are the excess of policyholder charges and investment income earned from investment of policyholder considerations over interest credited to policy values, death and other benefits paid in excess of policy values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include mortality and expense risk and other fees. Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense risk and other fees include certain fee revenues from underlying nonproprietary mutual funds as well as mortality and expense risk fees received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the reserve for losses considered other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Investments -- Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The deferred acquisition costs (DAC) for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rates, interest margin and maintenance expense level assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net increases in amortization of $2,800 in 2002 and $2,300 in 2001 and a net decrease in amortization of $1,200 in 2000.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount, though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $1,048, $1,023 and $88, respectively.

Liabilities for future policy benefits

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.5%.

Liabilities for future benefits on traditional life insurance, primarily term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

The Company does not issue participating insurance contracts and has no short-duration life insurance liabilities.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company generally retains 20% of the mortality risk on new variable universal life insurance policies and 10% of the mortality risk on new term insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The Company held no derivative positions during 2002 or 2001.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The adoption of SFAS No. 133 did not have a significant impact on the Company's financial position or results of operations.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

It is likely that the Company will disclose additional information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to secured loan trusts (SLTs) for which the Company has an 8% ownership interest in two SLT structures. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. The Company's pro rata return is based on the performance of up to $200,000 of the high-yield loans. Currently, the underlying portfolio consists of $179,341 in high-yield loans which have a market value of $160,390. The SLTs have an adjusted cost basis of $40,500.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs. The impact of adopting FIN 46 on the Financial Statements is still being reviewed.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                   Gross          Gross
                                                   Amortized    unrealized     unrealized       Fair
                                                     cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations           $      431       $    74        $    --    $      505
   Corporate bonds and obligations                 591,840        41,163          7,840       625,163
   Structured investments                           59,662            --          1,643        58,019
   Mortgage and other asset-backed securities      548,018        26,687          1,406       573,299
                                                   -------        ------          -----       -------
Total fixed maturity securities                 $1,199,951       $67,924        $10,889    $1,256,986
                                                ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                   Amortized       Fair
                                                     cost          value
Due within one year                             $   42,325    $   42,988
Due from one to five years                         127,160       135,492
Due from five to ten years                         398,011       420,452
Due in more than ten years                          84,437        84,755
Mortgage and other asset-backed securities         548,018       573,299
                                                   -------       -------
   Total                                        $1,199,951    $1,256,986
                                                ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                        Gross               Gross
                                                      Amortized      unrealized          unrealized       Fair
                                                        cost            gains              losses         value
Fixed maturities:
   U.S. Government agency obligations               $      433        $    35             $    11    $      457
   Corporate bonds and obligations                     627,764         17,292               9,715       635,341
   Structured investments                               61,188             --               2,434        58,754
   Mortgage and other asset-backed securities          340,674          4,804               2,877       342,601
                                                       -------          -----               -----       -------
Total fixed maturity securities                     $1,030,059        $22,131             $15,037    $1,037,153
                                                    ==========        =======             =======    ==========
Common stocks                                       $       76        $   103             $    --    $      179
                                                    ==========        =======             =======    ==========

Pursuant to the adoption of Statement of Financial Accounting Standards No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $405,816 and net unrealized losses of $1,389 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $298 and $300, respectively, were on deposit with the state of New York as required by law.

At December 31, 2002, fixed maturity securities comprised approximately 90% of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $55 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                     2002           2001

AAA                                                         47%            36%
AA                                                           1              2
A                                                           17             17
BBB                                                         28             39
Below investment grade                                       7              6
                                                           ----           ----
     Total                                                 100%           100%
                                                           ----           ----

At December 31, 2002, approximately 91% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than 10% of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $215,680 and gross realized gains and losses of $7,172 and $6,797, respectively. Available-for-sale securities were sold during 2001 with proceeds of $214,426 and gross realized gains and losses of $5,417 and $18,342, respectively. Available-for-sale securities were sold during 2000 with proceeds of $91,946 and gross realized gains and losses of $2,015 and $483, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $8,504, $12,999, and $1,590, respectively, due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $57,035 and $7,197, respectively, with the $49,838 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $23,496 and $7,141, respectively.

During 2001, the Company recorded pretax losses of $30,978 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors and to write down certain other investments. Within the Statements of Income, $24,110 of these losses are included in Net realized (losses) gains on investments and $6,868 are included in Net investment income.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $22,031, into a securitization trust. In return, the company received $2,921 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $19,110. As of December 31, 2002, the retained interests had a carrying value of approximately $18,337, of which approximately $12,648 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgage loans on real estate

At December 31, 2002, approximately 8% of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                       December 31, 2002                   December 31, 2001
                                 On balance        Funding             On balance      Funding
Region                              sheet        commitments              sheet      commitments
West North Central                $ 15,169         $--                 $ 15,978        $--
East North Central                  18,951          --                   21,337         --
South Atlantic                      19,466          --                   22,402         --
Middle Atlantic                     11,363          --                   14,362         --
Pacific                              6,346          --                    6,466         18
Mountain                            28,895          --                   30,522         --
New England                          5,603          --                    7,354         --
East South Central                   7,603          --                    7,089         --
                                  --------         ---                 --------        ---
                                   113,396          --                  125,510         18
Less reserves for losses             1,157          --                      805         --
                                  --------         ---                 --------        ---
   Total                          $112,239         $--                 $124,705        $18
                                  ========         ===                 ========        ===

                                       December 31, 2002                   December 31, 2001
                                 On balance        Funding             On balance      Funding
Property type                       sheet        commitments              sheet      commitments
Apartments                        $ 37,635          $--                $ 40,395        $18
Department/retail stores            36,571           --                  41,102         --
Office buildings                    16,388           --                  18,754         --
Industrial buildings                13,506           --                  14,218         --
Nursing/retirement                   4,072           --                   4,178         --
Medical buildings                    5,224           --                   6,863         --
                                  --------          ---                --------        ---
                                   113,396           --                 125,510         18
Less reserves for losses             1,157           --                     805         --
                                  --------          ---                --------        ---
   Total                          $112,239          $--                $124,705        $18
                                  ========          ===                ========        ===

Mortgage loan fundings are restricted by state insurance regulatory authority to 80% or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $481, $nil and $nil, respectively.

During 2002, 2001 and 2000, the average recorded investment in impaired loans was $37, $nil and $nil, respectively.

The Company recognized interest income of $nil related to impaired mortgage loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002          2001        2000
Balance, January 1                           $  805          $303      $1,200
Provision for mortgage loan losses              352           502        (897)
                                                ---           ---        ----
Balance, December 31                         $1,157          $805      $  303
                                             ======          ====      ======

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments

Net investment income for the years ended December 31 is summarized as follows:

                                               2002          2001        2000
Income on fixed maturities                  $72,203       $69,566     $76,859
Income on mortgage loans on real estate       9,483        10,682      11,954
Other                                         3,352          (900)      3,402
                                              -----          ----       -----
                                             85,038        79,348      92,215
Less investment expenses                        862           176         724
                                                ---           ---         ---
   Total                                    $84,176       $79,172     $91,491
                                            =======       =======     =======

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                               2002          2001        2000
Fixed maturities                            $(8,129)     $(25,924)       $(58)
Mortgage loans on real estate                  (352)         (502)        897
                                               ----          ----         ---
   Total                                    $(8,481)     $(26,426)       $839
                                            =======      ========        ====

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

                                               2002          2001        2000
Federal income taxes:
   Current                                  $11,383       $ 8,098     $19,245
   Deferred                                   1,851        (4,763)      1,898
                                              -----        ------       -----
                                             13,234         3,335      21,143
State income taxes -- current                 1,068         1,350       1,180
                                              -----         -----       -----
Income tax expense                          $14,302       $ 4,685     $22,323
                                            =======       =======     =======

Income tax expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                       2001                    2000
                                                       Provision     Rate       Provision     Rate      Provision     Rate
Federal income taxes based on the statutory rate      $14,467        35.0%      $4,445        35.0%     $21,842       35.0%
Tax-exempt interest and dividend income                  (230)       (0.6)        (258)       (2.0)        (207)      (0.3)
State tax, net of federal benefit                         694         1.7          878         6.9          767        1.2
Other, net                                               (629)       (1.5)        (380)       (3.0)         (79)      (0.1)
                                                         ----        ----         ----        ----          ---       ----
Total income taxes                                    $14,302        34.6%      $4,685        36.9%     $22,323       35.8%
                                                      =======        ====       ======        ====      =======       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account". At December 31, 2002, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2002       2001
Deferred income tax assets:
   Policy reserves                                         $28,533    $26,912
   Investments                                              16,334     15,173
                                                            ------     ------
Total deferred income tax assets                            44,867     42,085
                                                            ------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        48,027     43,393
   Net unrealized gains, available-for-sale securities      18,925      2,474
                                                            ------      -----
Total deferred income tax liabilities                       66,952     45,867
                                                            ------     ------
Net deferred income tax liabilities                        $22,085    $ 3,782
                                                           =======    =======

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $160,637 and $151,649 as of December 31, 2002 and 2001, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 9 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory-basis net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 was not significant. Effective January 1, 2002 the state of New York adopted additional provisions of the revised manual. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2002 was an increase of $5,135.

5. RELATED PARTY TRANSACTIONS

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $30, $26 and $23 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $127, $48 and $106, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2002, 2001 and 2000 were $nil.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2002, 2001 and 2000, which are calculated on the basis of commission earnings of the individual financial advisors, were $199, $199 and $975, respectively. Such costs are included in deferred policy acquisition costs.

The Company maintains a "Persistency Payment Plan". Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2002, 2001 and 2000 were $nil. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services, technology support and other services aggregated $23,171, $19,919 and $17,108 for 2002, 2001 and 2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 is $2,248 and $2,814 respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC of $25,000. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, 2001 and 2000, traditional life insurance and universal life-type insurance in force aggregated $6,993,180, $6,534,603 and $5,974,025 respectively, of which $1,087,837, $675,563 and $332,556 were reinsured at the respective year ends.

Premiums ceded to reinsurers amounted to $6,649, $2,608 and $3,125 for the years ended December 31, 2002, 2001 and 2000, respectively. Recoveries from reinsurers other than IDS Life amounted to $511, $924 and $473 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $163,502 and $186,119 at December 31, 2002 and 2001, respectively. The accompanying statements of income include premiums of $nil for the years ended December 31, 2002, 2001 and 2000, and a decrease in liabilities for future policy benefits related to this agreement of $1,288, $1,470 and $1,334 for the years ended December 31, 2002, 2001 and 2000, respectively.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings. (see Note 2)

8. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                   2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
                                                          amount           value                       amount         value
Financial Assets
Fixed maturities                                       $1,256,986     $1,256,986                   $1,037,153    $1,037,153
Common stocks                                                  --             --                          179           179
Mortgage loans on real estate                             112,239        124,228                      124,705       130,920
Cash and cash equivalents                                  24,106         24,106                       17,365        17,365
Separate account assets                                 1,136,859      1,136,859                    1,418,527     1,418,527
                                                        ---------      ---------                    ---------     ---------
Financial Liabilities
Future policy benefits for fixed annuities                859,659        831,393                      679,593       662,166
Separate account liabilities                              990,689        949,785                    1,244,282     1,201,652
                                                          -------        -------                    ---------     ---------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $95,790 and $91,143, respectively, and policy loans of $5,031 and $5,754, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $146,170 and $174,245, respectively.

9. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                                        2002            2001          2000
Net income, per accompanying financial statements                                     $ 27,033        $ 8,016       $40,083
Deferred policy acquisition costs                                                      (14,624)        (9,584)       (9,406)
Adjustments of future policy benefit liabilities                                         8,845         (3,064)       (1,657)
Deferred income tax expense (benefit)                                                    1,851         (4,763)        1,898
Provision (reduction) for losses on investments                                            352         (1,314)          817
Interest maintenance reserves gain/loss transfer and amortization                       (2,178)         5,797          (126)
Adjustment to separate account reserves                                                 (7,940)        (3,636)         (408)
Other, net                                                                                (286)           552           486
                                                                                      --------        -------       -------
Statutory-basis net income (loss)                                                     $ 13,053        $(7,996)      $31,687
                                                                                      ========        =======       =======

                                                                                        2002            2001          2000
Stockholder's equity, per accompanying financial statements                          $ 360,049      $ 316,463     $ 309,535
Deferred policy acquisition costs                                                     (168,371)      (155,996)     (146,035)
Adjustments of future policy benefit liabilities                                        21,826          6,165         4,609
Deferred income tax liabilities                                                         58,381          3,782           516
Asset valuation reserve                                                                 (8,112)       (11,195)      (16,421)
Adjustments of separate account liabilities                                             49,737         57,677        61,313
Adjustments of investments to amortized cost                                           (57,035)        (7,094)       17,467
Premiums due, deferred and in advance                                                    1,317          1,383         1,433
Deferred revenue liability                                                               4,901          5,102         4,100
Reserves for mortgage loan losses                                                        1,157            805           304
Non-admitted assets                                                                    (31,642)        (2,772)       (6,067)
Interest maintenance reserve                                                               337          2,515        (3,282)
Reinsurance ceded reserves                                                             (18,219)       (12,833)       (8,703)
Other, net                                                                              (1,425)           (78)           20
                                                                                     ---------      ---------     ---------
Statutory-basis capital and surplus                                                  $ 212,901      $ 203,924     $ 218,789
                                                                                     =========      =========     =========

                                                               S-6163-20 J(5/03)

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial statements included in part B of this Registration Statement:

         IDS Life of New York Variable Annuity Account including:

         Report of Independent Auditors dated March 21, 2003.
         Statements of Assets and Liabilities for year ended Dec. 31, 2002. Statements of Operations for year ended Dec. 31, 2002.
         Statements of Changes in Net Assets for year ended Dec. 31, 2002 and 2001.
         Notes to Financial Statements.

         IDS Life Insurance Company of New York:

         Report of Independent Auditors dated Jan. 27, 2003.
         Balance sheets as of Dec. 31, 2002 and 2001.
         Statements of Income for years ended Dec. 31, 2002, 2001 and 2000. Statements of Stockholder's Equity for years ended Dec. 31, 2002, 2001 and 2000.
         Statements of Cash Flows for years ended Dec. 31, 2002, 2001 and 2000. Notes to Financial Statements.

(b)      Exhibits:

1. Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1      Copy of Qualified  Deferred  Annuity  Contract (form  31037-NY  10/95)
         filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

4.2 Copy of Non-Qualified Deferred Annuity Contract (form 31036-NY 10/95), filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

4.3 Copy of Deferred Annuity Contract (form 31038-IRA-NY 10/95), filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

4.4 Copy of Deferred Annuity Contract (form 31039-SEP-NY 10/95), filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

5. Copy of the Annuity Application for IDS Life of New York (form 39986, 7/96) filed electronically as Exhibit 5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-03867 is incorporated herein by reference.

6.1 Copy of the revised charter of IDS Life of New York dated April 1992, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

6.2 Copy of Amended By-Laws of IDS Life of New York dated May 1992, filed electronically as Exhibit 6.2 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

6.3 Copy of Amended and Restated By-Laws of IDS Life Insurance Company of New York, dated October 9, 2001, filed electronically as Exhibit 6.3 to Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement between IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., filed electronically as Exhibit 8.1 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.2 Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., filed electronically as Exhibit 8.2 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.3 Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities, Inc., filed electronically as Exhibit 8.3 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.4 Copy of Participation Agreement between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as Exhibit 8.4 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.5 Copy of Participation Agreement between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.5 to the Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

14. IDS Life Insurance Company of New York Power of Attorney to sign Amendments to this Registration Statement dated April 17, 2003, is filed electronically herewith.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)


Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Gumer C. Alvero                       1765  AXP Financial Center                Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 AXP Financial Center                  Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Walter S. Berman                                                                Interim Treasurer


Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY                                Operating Officer, Consumer Affairs
                                                                                Officer and Claims Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Bloomington, MN 55431-1253

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Lorraine R. Hart                      53643 AXP Financial Center                Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       1114 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Jean B. Keffeler                      3424 Zenith Ave. So.                      Director
                                      Minneapolis, MN  55416

Bruce A. Kohn                         50591 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Eric L. Marhoun                       50605 AXP Financial Center                Director, General Counsel and
                                      Minneapolis, MN  55474                    Secretary

Thomas R. McBurney                    1700 Foshay Tower                         Director
                                      821 Marquette Ave.
                                      Minneapolis, MN 55402

Jeryl A. Millner                                                                Vice President and Controller


Mary Ellyn Minenko                    50607 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Thomas V. Nicolosi                    American Express Financial Advisors Inc.  Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     90 Hudson Street                          Director
                                      Jersey City, NJ  07302

Teresa J. Rasmussen                   50605 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Richard M. Starr                      20 Madison Avenue Extension               Director
                                      Albany, NY  12203

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage                                                      Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency - WI                           Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas                                                   Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company Investors Syndicate Development Corporation             Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware


Item 27. Number of Contractowners

          As of March 31, 2003, there were 3,969 contract owners of qualified contracts and there were 3,309 owners of non-qualified contracts.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP International Series, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:


         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management

         John M. Baker                                  Vice President - Plan
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President - Finance

         Walter S. Berman                               Director, Senior Vice President -
                                                        and Chief Financial Officer

         Robert C. Bloomy                               Vice President - Technologies

         Leslie H. Bodell                               Vice President - Technologies

         Paul V. Bruce                                  Vice President - Compliance

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         Suite 200, 3500 Market                         New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Relationship
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President -
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                               Group Vice President -
         Two Datran Center                              Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning

         Gordon M. Fines                                Vice President - Mutual
                                                        Fund Equity Investments

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Services

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Brenda H. Fraser                               Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -
                                                        Investment
                                                        Administration

         Gary W. Gassmann                               Group Vice President -
                                                        Detroit Metro

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President -
                                                        Insurance Investments

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Henry Heitman                                  Vice President - Brokerage
                                                        Development

         Jon E. Hjelm                                   Group Vice President -
         319 Southbridge Street                         Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                           Group Vice President -
         30 Burton Hills Blvd.                          Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Claire L. Huang                                Senior Vice President - Retail
                                                        Marketing

         Debra A. Hutchinson                            Vice President -
                                                        Relationship Leader

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -

         James M. Jensen                                Vice President -
                                                        Advice and
                                                        Retail Distribution
                                                        Group, Product,
                                                        Compensation and Field
                                                        Administration

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy E. Jones                                 Vice President - Business
                                                        Development

         William A. Jones                               Vice President - Technologies

         John C. Junek                                  Senior Vice President,
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Service
                                                        Quality

         Mitre Kutanovski                               Group Vice President -
         Suite 680                                      Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                                 Vice President -
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - New
                                                        Business Development and
                                                        Marketing

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Judd K. Lohmann                                Treasurer

         Diane D. Lyngstad                              Vice President - Lead Financial
                                                        Officer, U.S. Retail Group

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President and
                                                        Director of Fixed Income
                                                        Research

         Penny Mazal                                    Vice President - Business
                                                        Transformation

         Mark T. McGannon                               Vice President and General
                                                        Sales Manager - AEFA Products

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Wrap and Trust
                                                        Products

         Timothy S. Meehan                              Secretary

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Jeryl A. Millner                               Vice President - LFO, Insurance,
                                                        Annuities and Certificates

         Barry J. Murphy                                Executive Vice President -
                                                        U.S. Retail Group

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
                                                        Southern New England

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kris Petersen                                  Vice President - SPS and
                                                        External Products

         John G. Poole                                  Group Vice President -
         Westview Place, #200                           Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141


         Larry M. Post                                  Group Vice President -
         One Tower Bridge                               New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                               Vice President and
                                                        Assistant General Counsel

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Daniel J. Rivera                               Vice President - Senior
                                                        Portfolio Manager

         ReBecca K. Roloff                              Senior Vice President -
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -
                                                        Institutional

         Maximillian G. Roth                            Group Vice President -
         Suite 201 S. IDS Ctr                           Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304


         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development
                                                        and Migration

         Peter B. Schofield                             Vice President - Auditing

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing

         Albert L. Soule                                Group Vice President

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                                Vice President -
                                                        Marketing Offer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller

         Lois A. Stilwell                               Group Vice President -
         Suite 433                                      Greater Minnesota
         9900 East Bren Rd.                             Area/Iowa
         Minnetonka, MN  55343

         Caroline Stockdale-Boon                        Senior Vice President - Relationship
                                                        Leader of Human Resources

         Jeffrey J. Stremcha                            Vice President -
                                                        Information Resource
                                                        Management/ISD

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         Suite 425                                      Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         William F. Truscott                            Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Marketing

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne Wilson                                  Vice President - Insurance
                                                        Operations

         Michael D. Wolf                                Vice President - Senior
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                              Vice President -
                                                        Brokerage Marketing

         Rande L. Zellers                               Group Vice President -
         1 Galleria Blvd., Suite 1900                   Delta States
         Metairie, LA  70001

* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 29 (c).

                          Net Underwriting
Name of Principal          Discounts and        Compensation on         Brokerage
Underwriter                 Commissions           Redemption           Commissions          Compensation
-----------                 -----------           ----------           -----------          ------------
American Express            $1,983,108               None                  None                 None
Financial Advisors
Inc.

Item 30. Location of Accounts and Records

                  IDS Life Insurance Company of New York
                  20 Madison Avenue Extension
                  Albany, NY 12203

Item 31. Management Services

                  Not applicable.

Item 32. Undertakings

                    (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

                    (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

                    (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                    (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)- (4) of that no-action letter.

                    (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 29th day of April, 2003.


                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                    By IDS Life Insurance Company of New York
                    -----------------------------------------
                                    (Sponsor)

                    By /s/ Timothy V. Bechtold*
                    -----------------------------------------
                           Timothy V. Bechtold
                           President and Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of April, 2003.

Signature                                     Title

/s/  Gumer C. Alvero*                         Director
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director, President and Chief
------------------------------------          Executive Officer
     Timothy V. Bechtold                      (Chief Executive Officer)

                                              Director
------------------------------------
     Maureen A. Buckley

/s/  Rodney P. Burwell*                       Director
------------------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                          Director
------------------------------------
     Robert R. Grew

/s/  Carol A. Holton*                         Director
------------------------------------
     Carol A. Holton

/s/  Jean B. Keffeler*                        Director
------------------------------------
     Jean B. Keffeler

/s/  Eric L. Marhoun*                         Director
------------------------------------
     Eric L. Marhoun

/s/  Thomas R. McBurney*                      Director
------------------------------------
     Thomas R. McBurney

/s/  Jeryl A. Millner*                        Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     Jeryl A. Millner                         (Principal Financial Officer)

Signature                                     Title


/s/  Thomas V. Nicolosi*                      Director
------------------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                       Director
------------------------------------
     Steven P. Norman

/s/  Richard M. Starr*                        Director
------------------------------------
     Richard M. Starr

/s/                                           Director
------------------------------------
     Michael R. Woodward


* Signed pursuant to Power of Attorney dated April 17, 2003, filed electronically herewith as Exhibit 14 to Post-Effective Amendment No. 7 to Registration Statement No. 333-03867 on April 29, 2003.


By: /s/ Mary Ellyn Minenko
    -----------------------
        Mary Ellyn Minenko
        Counsel

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 7

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other Information.

     The signatures.

Exhibits.